Stock Based Compensation (Schedule of Fair Value Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-Based Compensation [Abstract]
Dividend yield	3.93%	3.77%	3.57%
Expected life	10 years	10 years	10 years
Expected volatility	24.84%	24.35%	24.97%
Risk-free interest rate	2.44%	2.28%	2.17%
Weighted average fair value of options granted	$ 5.79	$ 4.89	$ 5.30